Derivative Instruments	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

Note 6 - Derivative Instruments

The Company periodically enters into various commodity hedging instruments to mitigate a portion of the effect of natural gas price fluctuations, as summarized in the table below. Open derivative positions are accounted for on a fair value basis at the consolidated balance sheet date, and any unrealized gain or loss is included in other expense on the consolidated statement of operations. Gains and losses from settled transactions are also recorded in other expense on the consolidated statement of operations. The Company does not have any derivative contracts designated as cash flow hedges. The realized loss and unrealized loss for the year ended December 31, 2017 was $21,220 and $39,026, respectively.

The following table summarizes the fair value of the derivatives recorded in the consolidated balance sheets, by category.

Fair Value at December 31,
2017
Current commodity derivative liability	$32,186
Long-term commodity derivative liability	11,420
Total derivative liability	$43,606

As of December 31, 2017, the Company was party to one open derivative positions outstanding summarized below:

Type	Term	Volume Hedged (Dth)	Index	Fixed Price ($/Dth)
Swap	March 2015 - February 2019	95,000	NYM-LDS	$3.82